Income Taxes	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020
Income Tax Disclosure [Abstract]
INCOME TAXES

Note 16. INCOME TAXES (RESTATED)

On March 27, 2020, the Coronavirus Aid, Relief and Economic Security Act ("CARES Act") was enacted and signed into law and includes, among other things, refundable payroll tax credits, deferment of employer side social security payments, net operating loss carryback periods and alternative minimum tax credit refunds. The Company does not at present expect the provisions of the CARES Act to have a material impact on its tax provision given the amount of net operating losses currently available.

The Company's income tax expenses for the three months ended September 30, 2020 and 2019 was nil for both period.

The Company's deferred tax assets are comprised of the following:

	September 30, 2020	June 30, 2020
Allowance for doubtful accounts
U.S.	$1,331,000	$1,329,000
PRC	3,005,000	2,888,000

Net operating loss
U.S.	1,906,000	1,756,000
PRC	1,491,000	1,490,000
Total deferred tax assets	7,733,000	7,463,000
Valuation allowance	(7,733,000)	(7,463,000)
Deferred tax assets, net - long-term	$-	$-

The Company's operations in the U.S. incurred a cumulative U.S. federal NOL of approximately $6,456,000 as of June 30, 2020 which may reduce future federal taxable income. During the three months ended September 30, 2020, approximately $549,000 of additional NOL was generated and the tax benefit derived from such NOL was approximately $115,000, respectively. As of September 30, 2020, the Company's cumulative NOL amounted to approximately $7,005,000 which may reduce future federal taxable income, of which approximately $1,400,000 will expire in 2037 and the remaining balance carried forward indefinitely.

The Company's operations in China incurred a cumulative NOL of approximately $5,961,000 as of June 30, 2020 which may reduce future taxable income. During the three months ended September 30, 2020, approximately $3,000 of additional NOL was generated and the tax benefit derived from such NOL was approximately $1,000. As of September 30, 2020, the Company's cumulative NOL amounted to approximately $5,964,000 which may reduce future taxable income, of which approximately $675,000 start expiring from 2023 and the remaining balance of NOL will be expired by 2026.

The Company periodically evaluates the likelihood of the realization of deferred tax assets, and reduces the carrying amount of the deferred tax assets by a valuation allowance to the extent it believes a portion will not be realized. Management considers new evidence, both positive and negative, that could affect the Company's future realization of deferred tax assets including its recent cumulative earnings experience, expectation of future income, the carry forward periods available for tax reporting purposes and other relevant factors. The Company determined that it is more likely than not its deferred tax assets could not be realized due to uncertainty on future earnings as a result of the deterioration of trade negotiation between US and China and the outbreak of COVID-19 in 2020. The Company provided a 100% allowance for its DTA as of September 30, 2020. The net increase in valuation for the three months ended September 30, 2020 amounted to approximately $270,000 based on management's reassessment of the amount of the Company's deferred tax assets that are more likely than not to be realized.

The Company's taxes payable consists of the following:

	September 30,	June 30,
	2020	2020
VAT tax payable	$1,079,450	$1,037,620
Corporate income tax payable	2,265,579	2,180,727
Others	64,533	62,001
Total	$3,409,562	$3,280,348

Note 16. INCOME TAXES

On March 27, 2020, the Coronavirus Aid, Relief and Economic Security Act (“CARES Act”) was enacted and signed into law and includes, among other things, refundable payroll tax credits, deferment of employer side social security payments, net operating loss carryback periods and alternative minimum tax credit refunds. The Company does not at present expect the provisions of the CARES Act to have a material impact on its tax provision given the amount of net operating losses currently available.

The Company’s income tax expenses for the year ended June 30, 2020 and 2019 are as follows:

	For the Years Ended June 30,
	2020	2019

Current
U.S.	$-	$(33,113)
Hong Kong	-	(2,792)
PRC	(186,021)	(250,464)
	(186,021)	(286,369)
Deferred
U.S.	-	(634,500)
PRC	-	-
Total income tax expense	$(186,021)	$(920,869)

Income tax expense for the years ended June 30, 2020 and 2019 varied from the amount computed by applying the statutory income tax rate to income before taxes. Reconciliations between the expected federal income tax rates using 21% for the year ended June 30, 2020 and 2019 to the Company’s effective tax rate are as follows:

	June 30, 2020	June 30, 2019
	%	%

US Statutory tax rate	21.0	21.0
Permanent difference*	0.4	5.1
Change in valuation allowance	(21.4)	(40.2)
Rate differential in foreign jurisdiction	(1.0)	(1.0)
	(1.0)	(15.1)

*	Permanent difference includes non-deductible stock compensation expenses.

The Company’s deferred tax assets are comprised of the following:

	June 30, 2020	June 30, 2019
Allowance for doubtful accounts
U.S.	$1,329,000	$1,121,000
PRC	2,888,000	-

Net operating loss
U.S.	1,756,000	1,024,000
PRC	1,490,000	1,457,000
Total deferred tax assets	7,463,000	3,602,000
Valuation allowance	(7,463,000)	(3,602,000)
Deferred tax assets, net - long-term	$-	$-

The Company’s operations in the U.S. incurred a cumulative U.S. federal NOL of approximately $3,781,000 as of June 30, 2019 which may reduce future federal taxable income. During the year ended June 30, 2020, approximately $2,675,000 of additional NOL was generated and the tax benefit derived from such NOL was approximately $562,000, respectively. As of June 30, 2020, the Company’s cumulative NOL amounted to approximately $6,456,000 which may reduce future federal taxable income, of which approximately $1,400,000 will expire in 2037 and the remaining balance carried forward indefinitely.

The Company’s operations in China incurred a cumulative NOL of approximately $5,828,000 as of June 30, 2019 which may reduce future taxable income. During the year ended June 30, 2020, approximately $133,000 of additional NOL was generated and the tax benefit derived from such NOL was approximately $33,000. As of June 30, 2020, the Company’s cumulative NOL amounted to approximately $5,961,000 which may reduce future taxable income, of which approximately $281,000 start expiring from 2021 and the remaining balance of NOL will be expired by 2025.

The Company periodically evaluates the likelihood of the realization of deferred tax assets, and reduces the carrying amount of the deferred tax assets by a valuation allowance to the extent it believes a portion will not be realized. Management considers new evidence, both positive and negative, that could affect the Company’s future realization of deferred tax assets including its recent cumulative earnings experience, expectation of future income, the carry forward periods available for tax reporting purposes and other relevant factors. The Company determined that it is more likely than not its deferred tax assets could not be realized due to uncertainty on future earnings as a result of the deterioration of trade negotiation between US and China in 2019. The Company provided a 100% allowance for its DTA as of June 30, 2020. The net increase in valuation for the year ended June 30, 2020 amounted to approximately $3,861,000, respectively based on management’s reassessment of the amount of the Company’s deferred tax assets that are more likely than not to be realized.

The Company’s taxes payable consists of the following:

	June 30,	June 30,
	2020	2019
VAT tax payable	$1,037,620	$1,045,513
Corporate income tax payable	2,180,727	2,075,248
Others	62,001	64,134
Total	$3,280,348	$3,184,895